Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accruals [Abstract]
Accruals and other payables		$ 9,279	$ 6,201
Consideration payable on acquisition of subsidiaries			3,009
Contract liabilities	[1]	592	667
Lease liabilities	[2]	273	519
Other payables and accruals		$ 10,144	$ 10,396

[1]	Contract liabilities as of December 31, 2024 included upfront fees received to deliver digital solutions services, upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services. Contract liabilities as of December 31, 2025 included upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services.
[2]	The weighted average incremental borrowing rate applied to lease liabilities is 2.57% and 2.57%, respectively, for the years ended December 31, 2024 and 2025.